RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 017 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Value of interest held in investment	$ 55,713,537	$ 48,165,227
Unrealized appreciation on assets		2,400,000
RTX Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Value of interest held in investment	6,800,000	4,300,000
Investments purchased	1,000,000
Dividend and interest for investments purchased	200,000
Investments sold	1,000,000
Net appreciation on fair value of investments	2,500,000
RTX ESOP Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Value of interest held in investment	3,700,000	$ 2,600,000
Unrealized appreciation on assets	$ 3,600,000